Ordinary shares (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended			240 Months Ended
	Oct. 22, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	May. 26, 2015 $ / shares shares	Feb. 10, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 $ / shares shares	May. 26, 2015 € / shares
Voting rights and privileges
Ordinary shares, shares authorized | shares					175,000,000	600,000,000	175,000,000		600,000,000
Ordinary shares, shares outstanding | shares					9,700,789	21,205,382	9,700,789		21,205,382
Vote per ordinary share | item						1
Dividends declared (in dollars per share) | $ / shares									$ 0
Dividends paid (in dollars per share) | $ / shares									0
Deferred shares, par value (in dollars/euro per share) | $ / shares						$ 1.098			$ 1.098
Equity financings
Issuance of shares (in shares) | shares		2,284,414		4,761,078			1,755,909
Proceeds, net of transaction costs | $		$ 32,600		$ 25,800	$ 10,200	$ 58,341	$ 10,193	$ 14,924
Price per share (in dollars per share) | $ / shares		$ 14.54		$ 5.54	$ 6.17		$ 6.17
Deferred Shares
Voting rights and privileges
Beneficial shares issued (in shares) | shares			40,000			40,000
Deferred shares, par value (in dollars/euro per share) | (per share)			$ 1.098							€ 1.00
IPO
Equity financings
Price per share (in dollars per share) | $ / shares	$ 10.00
Issuance of shares in initial public offering, net (in shares) | shares	2,500,000
Aggregate gross proceeds | $	$ 25,000
Offering expenses | $	$ 5,500